CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 7,934,958	$ 3,589,318
Accounts receivable, net	7,125	5,584
Inventories, net	99,813	126,071
Other receivables	20,000	0
Prepaid expenses	492,953	100,730
Marketable securities	22,887	24,660
Deposit – current portion	69,393	0
Total Current Assets	8,647,129	3,846,363
Property and equipment, net	66,705	60,485
Operating lease right-of-use asset	12,501	108,270
Capitalized software costs	159,179	0
Deposits	0	65,195
Total Assets	8,885,514	4,080,313
Current Liabilities:
Accounts payable and accrued liabilities	358,007	702,065
Other current liabilities	0	68,204
Lease liability, current portion	8,464	106,706
Total Current Liabilities	366,471	876,975
Non-Current Liabilities:
Lease liability, less current portion	0	8,114
Total Liabilities	366,471	885,089
Redeemable Preferred Stock:
Contingencies (Note 11)
Stockholders’ Equity:
Common stock, par value $0.001 per share, 1,000,000,000 shares authorized; 915,097 and 715,366 shares issued and outstanding as of December 31, 2025 and 2024, respectively	915	715
Treasury stock (17,085 and 34,897 shares held at December 31, 2025 and 2024, respectively)	(494,390)	(1,055,592)
Additional paid-in capital	34,038,158	30,032,026
Shares to be issued, common shares (5,794 and 568 shares at December 31, 2025 and 2024, respectively)	82,884	25,573
Accumulated deficit	(31,023,411)	(25,782,308)
Accumulated other comprehensive loss	(31,397)	(25,190)
Total Stockholders’ Equity	2,572,759	3,195,224
Total Liabilities, Redeemable Preferred Stock and Stockholders’ Equity	8,885,514	4,080,313
Series B Convertible Redeemable Preferred Stock [Member]
Redeemable Preferred Stock:
Preferred stock value	$ 5,946,284	$ 0